LOANS PAYABLE - RELATED PARTIES (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Oans Payable - Related Parties
2023	$ 238,000
Loans payable - related parties	$ 238,000	$ 518,721